Income Taxes (Details 1) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Current tax provision
United States	$ 8,256	$ 46,584
Foreign	63,387	596,216
Total	$ 71,643	$ 642,800